Description of Business and Organisation - Schedule of Cash Flow Information (Details) - VIE [Member] - Weishi [Member] - CNY (¥)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Cash Flow Information [Line Items]
Net cash and cash equivalents used in operating activities	¥ (622,630)	¥ (1,357,986)
Net cash and cash equivalents provided by financing activities	488,498	1,331,000
Net decrease in cash	(134,132)	(26,986)
Cash and cash equivalents at the beginning of the year	139,668	166,654
Cash and cash equivalents at the end of the termination date	¥ 5,536	¥ 139,668